Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
7. INCOME TAXES

Neither WGP nor WES are taxable entities for U.S. federal income tax purposes. For all periods presented, income attributable to AMA was subject to federal and state income tax. Following the adoption of the U.S. Tax Cuts and Jobs Act signed into law on December 22, 2017, AMA recognized a one-time deferred tax benefit of $87.3 million due to the remeasurement of its U.S. deferred tax assets and liabilities based on the reduction of the corporate tax rate from 35% to 21%.
During 2018, the accounting for the income tax effects related to the adoption of the Tax Reform Legislation was completed before the end of the measurement period. No additional adjustments to the provisional amount recorded in 2017 were recognized. The federal tax benefit is included in the Deferred income taxes balance as presented on the consolidated balance sheet.
The components of income tax expense (benefit) are as follows:

	Year Ended December 31,
thousands	2018	2017	2016
Current income tax expense (benefit)
Federal income tax expense (benefit)	$(79,264)	$(9,207)	$(19,480)
State income tax expense (benefit)	(850)	2,422	1,257
Total current income tax expense (benefit)	(80,114)	(6,785)	(18,223)
Deferred income tax expense (benefit)
Federal income tax expense (benefit)	133,044	(55,835)	49,855
State income tax expense (benefit)	6,004	2,697	1,337
Total deferred income tax expense (benefit)	139,048	(53,138)	51,192
Total income tax expense (benefit)	$58,934	$(59,923)	$32,969

Total income taxes differed from the amounts computed by applying the statutory income tax rate to income (loss) before income taxes. The sources of these differences are as follows:

	Year Ended December 31,
thousands except percentages	2018	2017	2016
Income (loss) before income taxes	$689,588	$677,462	$691,255
Statutory tax rate	—%	—%	—%
Tax computed at statutory rate	$—	$—	$—
Adjustments resulting from:
U.S. federal tax reform	—	(87,306)	—
Federal taxes on income attributable to Anadarko’s investment in WES	54,243	22,353	30,550
State taxes on income attributable to Anadarko’s investment in WES (net of federal benefit)	1,745	164	326
Texas margin tax expense (benefit)	2,946	4,866	2,093
Income tax expense (benefit)	$58,934	$(59,923)	$32,969
Effective tax rate	9%	(9)%	5%

7. INCOME TAXES (CONTINUED)

The tax effects of temporary differences that give rise to significant portions of deferred tax assets (liabilities) are as follows:

	December 31,
thousands	2018	2017
Depreciable property	$(280,377)	$(139,902)
Credit carryforwards	497	448
Other intangible assets	(299)	(189)
Other	162	8
Net long-term deferred income tax liabilities	$(280,017)	$(139,635)

Credit carryforwards, which are available for use on future income tax returns, consist of $0.5 million of state income tax credits that expire in 2026.